Note 16 - General and Administrative Expenses - Components of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Share-based compensation (recovery)			$ 2
Professional fees expense	104	225	247
Rent and office expenses		7	46
Insurance	7	16	25
Others	2	20	29
	$ 119	$ 268	$ 349